Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of difference between tax expenses for the years and the expected income taxes based on the statutory rate [Table Text Block]
	For the year ended
	March 31, 2022	March 31, 2021	March 31, 2020
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(4,052,678)	$(2,115,924)	$(1,389,411)
Items not deductible for tax purposes	1,671,157	706,127	378,391
Difference in tax rate in other jurisdictions	(216,059)	(107,357)	(68,861)
Effect of change in tax rates	-	-	(31)
Expiry of loss carryforwards	-	-	40,079
Unrecognized (recognized) loss carryforwards	2,597,580	1,517,154	1,039,833
Deferred income tax expense (recovery)	$-	$-	$-

Disclosure of effect of the temporary differences giving rise to the deferred income tax assets [Table Text Block]
	As at
Deferred income tax assets	March 31, 2022	March 31, 2021
Non-capital loss carry-forwards	$8,625,123	$7,247,214
Investment in subsidiary	100,654	100,013
Accounts receivable, inventory, and promissory note receivable	215,539	(696,950)
Capital assets	149,810	223,078
Right of use assets and lease liabilities	5,649	15,360
Warranty provision	307,571	268,129
Other carryforward balances	2,315	2,301
Share issue costs	567,382	748,965
Unrecognized deferred tax assets	(9,974,043)	(7,908,110)
Net deferred income tax asset (liability)	$-	$-